Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions				1 Months Ended					6 Months Ended
	May 20, 2021 EUR (€)	Nov. 08, 2019 EUR (€)	Jun. 30, 2016 USD ($)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Jul. 31, 2013 EUR (€)	Mar. 31, 2013 EUR (€)	Sep. 30, 2021 JPY (¥)	Dec. 17, 2021 JPY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 JPY (¥)	Jun. 30, 2019 EUR (€)	May 22, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Legal reserves | $											$ 3,203
Loss contingency accrual provision | ¥									¥ 40,084
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥									¥ 102,835			¥ 62,889
Subsequent event [Member]
Contingencies
Current estimate of maximum reasonably possible loss | ¥										¥ 93,000
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund																				€ 33,800,000
Tax credit refunds													€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $																		$ 35
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																			$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought								€ 1,100,000,000
Recovery of payment																	€ 1,500,000,000
Amount of discount based on the settlement agreement																€ 440,000,000
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought							€ 315,200,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought					€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought				€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability														€ 100,000
Action by Syndicate Banks [Member]
Contingencies
Syndicate term loan | $			$ 60
Amount of damages sought | $			$ 48
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes | $															$ 750
Certain project finance notes which were purchased by AIG | $															$ 92
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $						$ 100
Amount of damages sought | $						$ 68
NIP Guilty [Member]
Contingencies
Amount of damages sought		€ 3,450,000
Litigation settlement amount		€ 88,000,000
Action by European Commission for infringing the competition law [Member]
Contingencies
Loss contingency accrual provision	€ 129,600,000